FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	$ 10,515	$ 11,193
Estimated Fair Value	10,837	12,385
Short-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,968	1,735
Estimated Fair Value	1,967	1,731
Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	8,692	9,862
Estimated Fair Value	9,078	11,084
Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,823	1,331
Estimated Fair Value	1,759	1,301
Level 1 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	8,029	10,427
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 1 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	8,029	9,946
Level 1 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	481
Level 2 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	2,808	1,958
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,967	1,731
Level 2 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,049	1,138
Level 2 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,759	820
Level 3 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	$ 0	$ 0